Reconciliation Of Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance at January 1	$ 35.0	$ 26.3	$ 29.2
Additions based on tax positions related to the current year	3.4	14.4	(2.4)
Changes for tax positions of prior years	(4.0)	(1.4)	(0.1)
Reductions as a result of a lapse of applicable statute of limitations	(3.4)	(1.6)
Settlements	(0.9)	(0.9)	(0.2)
Changes due to foreign currency	(2.4)	(1.8)	(0.2)
Balance at December 31	$ 27.7	$ 35.0	$ 26.3